Shareholder Report, Average Annual Return (Details)	11 Months Ended
Jan. 31, 2026
C000257791 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.42%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.68%